October 6, 2017

VIA EDGAR

EDGAR Operations Branch
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ETF Managers Group Commodity Trust I

Registration Statement on Form S-1

CIK - 0001610940

Ladies and Gentlemen:

Enclosed for filing electronically is Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ETF Managers Group Commodity Trust I (the “Trust”). This filing is being made to register shares of the Breakwave Dry Bulk Shipping ETF, a new series of the Trust, and incorporates changes made in response to SEC comments.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.

Very truly yours,

/s/ Eric Simanek
Enclosures

cc: David C. Mahaffey, Esq.

BOSTON NEW YORK WASHINGTON, DC